Jul. 01, 2016
J.P. MORGAN INCOME FUNDS

JPMorgan Income Fund

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated May 8, 2017

to the Prospectus

dated July 1, 2016, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses and Examples are replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to lower the expense caps for Class A and Class C.    The table “Annual Fund Operating Expenses” Table and “Example” section in the “Fees and Expenses of the Fund” section are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	None
Other Expenses	1.08	1.45	1.32
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.83	1.20	1.07
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.69	2.56	1.68
Fee Waivers and Expense Reimbursements[1]	(1.04)	(1.36)	(1.28)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.65	1.20	0.40

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/8/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 5/8/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	790	1,164	2.214
CLASS C SHARES ($)	222	667	1,238	2,793
CLASS I SHARES ($)	41	404	792	1,880

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	790	1,164	2,214
CLASS C SHARES ($)	122	667	1,238	2,793
CLASS I SHARES ($)	41	404	792	1,880

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE